Share-Based Payments - Summary of Details of Share Based Payment Arrangement BSA 2010 (Detail)				12 Months Ended
	Nov. 22, 2011 EUR (€) € / shares shares	Jun. 24, 2011 EUR (€) € / shares shares	Jan. 28, 2011 EUR (€) € / shares shares	Dec. 31, 2017	Dec. 15, 2017	Dec. 05, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date					12/15/2027	12/05/2027
Number of options granted					8,300	625,200
BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		1 year 6 months
Plan expiration date		Nov. 22, 2021
Number of options granted		2,000		0			0	0
Share entitlement per BSA | shares		15
Exercise price (in euros)		77
Grant date share fair value (in euros) | €		€ 77
Expected volatility		40.00%
Average life of BSA (in years)		0
Discount rate		2.68%
Expected dividends		0.00%
Performance conditions		NA
Fair value per BSA (in euros) | € / shares		€ 32.70
Not Later Than One Year [member] | BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	1 year
Plan expiration date	Nov. 22, 2021
Number of options granted	335
Share entitlement per BSA | shares	15
Exercise price (in euros)	77
Grant date share fair value (in euros) | €	€ 77
Expected volatility	40.00%
Average life of BSA (in years)	0
Discount rate	2.23%
Expected dividends	0.00%
Fair value per BSA (in euros) | € / shares	€ 30.70
Later Than One Year and Not Later Than Two Years [member] | BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	2 years
Plan expiration date	Nov. 22, 2021
Number of options granted	335
Share entitlement per BSA | shares	15
Exercise price (in euros)	77
Grant date share fair value (in euros) | €	€ 77
Expected volatility	40.00%
Average life of BSA (in years)	0
Discount rate	2.60%
Expected dividends	0.00%
Fair value per BSA (in euros) | € / shares	€ 32.58
Later Than Two Years and Not Later Than Three Years [member] | BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	3 years
Plan expiration date	Nov. 22, 2021
Number of options granted	334
Share entitlement per BSA | shares	15
Exercise price (in euros)	77
Grant date share fair value (in euros) | €	€ 77
Expected volatility	40.00%
Average life of BSA (in years)	0
Discount rate	2.60%
Expected dividends	0.00%
Fair value per BSA (in euros) | € / shares	€ 33.89
Later Than Three Years and Not Later Than Four Years [member] | BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	4 years
Plan expiration date	Nov. 22, 2021
Number of options granted	334
Share entitlement per BSA | shares	15
Exercise price (in euros)	77
Grant date share fair value (in euros) | €	€ 77
Expected volatility	40.00%
Average life of BSA (in years)	0
Discount rate	2.85%
Expected dividends	0.00%
Fair value per BSA (in euros) | € / shares	€ 35.54
Zero Point Nine Year [Member] | BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)			10 months 25 days
Plan expiration date			Jan. 27, 2021
Number of options granted			2,510
Share entitlement per BSA | shares			15
Exercise price (in euros)			77
Grant date share fair value (in euros) | €			€ 77
Expected volatility			40.00%
Average life of BSA (in years)			0
Discount rate			2.70%
Expected dividends			0.00%
Performance conditions			NA
Fair value per BSA (in euros) | € / shares			€ 31.33
One Point Nine Year [Member] | BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)			1 year 10 months 25 days
Plan expiration date			Jan. 27, 2021
Number of options granted			2,510
Share entitlement per BSA | shares			15
Exercise price (in euros)			77
Grant date share fair value (in euros) | €			€ 77
Expected volatility			40.00%
Average life of BSA (in years)			0
Discount rate			2.82%
Expected dividends			0.00%
Performance conditions			NA
Fair value per BSA (in euros) | € / shares			€ 32.90
Two point Nine Year [Member] | BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)			2 years 10 months 25 days
Plan expiration date			Jan. 27, 2021
Number of options granted			2,510
Share entitlement per BSA | shares			15
Exercise price (in euros)			77
Grant date share fair value (in euros) | €			€ 77
Expected volatility			40.00%
Average life of BSA (in years)			0
Discount rate			2.82%
Expected dividends			0.00%
Performance conditions			NA
Fair value per BSA (in euros) | € / shares			€ 34.23
Three Point Nine Year [Member] | BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)			3 years 10 months 25 days
Plan expiration date			Jan. 27, 2021
Number of options granted			2,509
Share entitlement per BSA | shares			15
Exercise price (in euros)			77
Grant date share fair value (in euros) | €			€ 77
Expected volatility			40.00%
Average life of BSA (in years)			0
Discount rate			3.04%
Expected dividends			0.00%
Performance conditions			NA
Fair value per BSA (in euros) | € / shares			€ 35.84
Zero Point Five Year [Member] | BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		6 months
Plan expiration date		Nov. 22, 2021
Number of options granted		2,000
Share entitlement per BSA | shares		15
Exercise price (in euros)		77
Grant date share fair value (in euros) | €		€ 77
Expected volatility		40.00%
Average life of BSA (in years)		0
Discount rate		2.55%
Expected dividends		0.00%
Performance conditions		NA
Fair value per BSA (in euros) | € / shares		€ 31.15
Two Point Five Year [Member] | BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		2 years 6 months
Plan expiration date		Nov. 22, 2021
Number of options granted		2,000
Share entitlement per BSA | shares		15
Exercise price (in euros)		77
Grant date share fair value (in euros) | €		€ 77
Expected volatility		40.00%
Average life of BSA (in years)		0
Discount rate		2.68%
Expected dividends		0.00%
Performance conditions		NA
Fair value per BSA (in euros) | € / shares		€ 34.02
Three point Five Year [Member] | BSA2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		3 years 6 months
Plan expiration date		Nov. 22, 2021
Number of options granted		2,000
Share entitlement per BSA | shares		15
Exercise price (in euros)		77
Grant date share fair value (in euros) | €		€ 77
Expected volatility		40.00%
Average life of BSA (in years)		0
Discount rate		2.87%
Expected dividends		0.00%
Performance conditions		NA
Fair value per BSA (in euros) | € / shares		€ 35.57